Shareholder Report, Holdings (Details)	Mar. 31, 2026
Ariel Fund (Institutional Class) | Envista Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel Fund (Institutional Class) | Covista, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Ariel Fund (Institutional Class) | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Ariel Fund (Institutional Class) | Bio-Rad Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Ariel Fund (Institutional Class) | Lazard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Institutional Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Institutional Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Ariel Fund (Institutional Class) | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Ariel Fund (Institutional Class) | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Ariel Fund (Institutional Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Ariel Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ariel Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ariel Fund (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ariel Fund (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ariel Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Ariel Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Ariel Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Ariel Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Ariel Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Fund (Investor Class) | Envista Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel Fund (Investor Class) | Covista, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Ariel Fund (Investor Class) | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Ariel Fund (Investor Class) | Bio-Rad Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Ariel Fund (Investor Class) | Lazard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Investor Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Investor Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Ariel Fund (Investor Class) | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Ariel Fund (Investor Class) | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Ariel Fund (Investor Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Ariel Fund (Investor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ariel Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ariel Fund (Investor Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ariel Fund (Investor Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ariel Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Ariel Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Ariel Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Ariel Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Ariel Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Appreciation Fund (Institutional Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Appreciation Fund (Institutional Class) | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Ariel Appreciation Fund (Institutional Class) | Madison Square Garden Sports Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Ariel Appreciation Fund (Institutional Class) | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Ariel Appreciation Fund (Institutional Class) | OneSpaWorld Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Ariel Appreciation Fund (Institutional Class) | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ariel Appreciation Fund (Institutional Class) | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Ariel Appreciation Fund (Institutional Class) | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Ariel Appreciation Fund (Institutional Class) | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Ariel Appreciation Fund (Institutional Class) | SLB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Ariel Appreciation Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Ariel Appreciation Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
Ariel Appreciation Fund (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Ariel Appreciation Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
Ariel Appreciation Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
Ariel Appreciation Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
Ariel Appreciation Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.73%
Ariel Appreciation Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Ariel Appreciation Fund (Investor Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Appreciation Fund (Investor Class) | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Ariel Appreciation Fund (Investor Class) | Madison Square Garden Sports Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Ariel Appreciation Fund (Investor Class) | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Ariel Appreciation Fund (Investor Class) | OneSpaWorld Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Ariel Appreciation Fund (Investor Class) | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ariel Appreciation Fund (Investor Class) | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Ariel Appreciation Fund (Investor Class) | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Ariel Appreciation Fund (Investor Class) | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Ariel Appreciation Fund (Investor Class) | SLB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Ariel Appreciation Fund (Investor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Ariel Appreciation Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
Ariel Appreciation Fund (Investor Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Ariel Appreciation Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
Ariel Appreciation Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
Ariel Appreciation Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
Ariel Appreciation Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.73%
Ariel Appreciation Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Ariel Focus Fund (Institutional Class) | APA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Ariel Focus Fund (Institutional Class) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
Ariel Focus Fund (Institutional Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Ariel Focus Fund (Institutional Class) | SLB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ariel Focus Fund (Institutional Class) | PHINIA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Ariel Focus Fund (Institutional Class) | Prestige Consumer Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Ariel Focus Fund (Institutional Class) | Chevron Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Ariel Focus Fund (Institutional Class) | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Ariel Focus Fund (Institutional Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Ariel Focus Fund (Institutional Class) | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Ariel Focus Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Ariel Focus Fund (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Ariel Focus Fund (Institutional Class) | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Ariel Focus Fund (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Ariel Focus Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Ariel Focus Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
Ariel Focus Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Ariel Focus Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Ariel Focus Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Ariel Focus Fund (Investor Class) | APA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Ariel Focus Fund (Investor Class) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
Ariel Focus Fund (Investor Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Ariel Focus Fund (Investor Class) | SLB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ariel Focus Fund (Investor Class) | PHINIA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Ariel Focus Fund (Investor Class) | Prestige Consumer Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Ariel Focus Fund (Investor Class) | Chevron Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Ariel Focus Fund (Investor Class) | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Ariel Focus Fund (Investor Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Ariel Focus Fund (Investor Class) | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Ariel Focus Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Ariel Focus Fund (Investor Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Ariel Focus Fund (Investor Class) | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Ariel Focus Fund (Investor Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Ariel Focus Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Ariel Focus Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
Ariel Focus Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Ariel Focus Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Ariel Focus Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Ariel International Fund (Institutional Class) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Ariel International Fund (Institutional Class) | Lottomatica Group SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Ariel International Fund (Institutional Class) | SUMCO Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Ariel International Fund (Institutional Class) | Bank of Ireland Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Ariel International Fund (Institutional Class) | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Ariel International Fund (Institutional Class) | Informa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Ariel International Fund (Institutional Class) | Daikin Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Ariel International Fund (Institutional Class) | Murata Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ariel International Fund (Institutional Class) | Algonquin Power & Utilities Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel International Fund (Institutional Class) | Daifuku Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Ariel International Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%
Ariel International Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.42%
Ariel International Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
Ariel International Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Ariel International Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Ariel International Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Ariel International Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Ariel International Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Ariel International Fund (Institutional Class) | Materials & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Ariel International Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Ariel International Fund (Institutional Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel International Fund (Institutional Class) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ariel International Fund (Institutional Class) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ariel International Fund (Institutional Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Ariel International Fund (Institutional Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Ariel International Fund (Institutional Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ariel International Fund (Institutional Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ariel International Fund (Institutional Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ariel International Fund (Institutional Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ariel International Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Ariel International Fund (Investor Class) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Ariel International Fund (Investor Class) | Lottomatica Group SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Ariel International Fund (Investor Class) | SUMCO Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Ariel International Fund (Investor Class) | Bank of Ireland Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Ariel International Fund (Investor Class) | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Ariel International Fund (Investor Class) | Informa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Ariel International Fund (Investor Class) | Daikin Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Ariel International Fund (Investor Class) | Murata Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ariel International Fund (Investor Class) | Algonquin Power & Utilities Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel International Fund (Investor Class) | Daifuku Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Ariel International Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%
Ariel International Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.42%
Ariel International Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
Ariel International Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Ariel International Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Ariel International Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Ariel International Fund (Investor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Ariel International Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Ariel International Fund (Investor Class) | Materials & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Ariel International Fund (Investor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Ariel International Fund (Investor Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel International Fund (Investor Class) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ariel International Fund (Investor Class) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ariel International Fund (Investor Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Ariel International Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Ariel International Fund (Investor Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ariel International Fund (Investor Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ariel International Fund (Investor Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ariel International Fund (Investor Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ariel International Fund (Investor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Ariel Global Fund (Institutional Class) | Daikin Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Ariel Global Fund (Institutional Class) | Intel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Ariel Global Fund (Institutional Class) | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Ariel Global Fund (Institutional Class) | Murata Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Ariel Global Fund (Institutional Class) | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Ariel Global Fund (Institutional Class) | Algonquin Power & Utilities Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Ariel Global Fund (Institutional Class) | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Institutional Class) | China Mengniu Dairy Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Ariel Global Fund (Institutional Class) | Taiwan Semiconductor Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Ariel Global Fund (Institutional Class) | Daifuku Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ariel Global Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Ariel Global Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
Ariel Global Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.79%
Ariel Global Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Ariel Global Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%
Ariel Global Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Ariel Global Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Ariel Global Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Ariel Global Fund (Institutional Class) | Materials & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Ariel Global Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Ariel Global Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Ariel Global Fund (Institutional Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Ariel Global Fund (Institutional Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ariel Global Fund (Institutional Class) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Institutional Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Institutional Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ariel Global Fund (Institutional Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ariel Global Fund (Institutional Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Global Fund (Institutional Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Ariel Global Fund (Investor Class) | Daikin Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Ariel Global Fund (Investor Class) | Intel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Ariel Global Fund (Investor Class) | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Ariel Global Fund (Investor Class) | Murata Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Ariel Global Fund (Investor Class) | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Ariel Global Fund (Investor Class) | Algonquin Power & Utilities Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Ariel Global Fund (Investor Class) | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Investor Class) | China Mengniu Dairy Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Ariel Global Fund (Investor Class) | Taiwan Semiconductor Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Ariel Global Fund (Investor Class) | Daifuku Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ariel Global Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Ariel Global Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.91%
Ariel Global Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.79%
Ariel Global Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Ariel Global Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%
Ariel Global Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Ariel Global Fund (Investor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Ariel Global Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Ariel Global Fund (Investor Class) | Materials & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Ariel Global Fund (Investor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Ariel Global Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Ariel Global Fund (Investor Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Ariel Global Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ariel Global Fund (Investor Class) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Investor Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Investor Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ariel Global Fund (Investor Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Ariel Global Fund (Investor Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Global Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Investor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%